Property, Plant and Equipment	12 Months Ended
Dec. 31, 2021
Disclosure of detailed information about property, plant and equipment [abstract]
Note 10 - Property, Plant and Equipment
Note 10 - Property, Plant and Equipment

A.    Composition

Land and buildings	Technical equipment and machinery	Dikes and evaporating ponds	Plants under construction (1)	Other	Right of use asset	Total
$ millions

Cost
Balance as of January 1, 2021	880	7,419	1,441	778	1,003	496	12,017
Additions in respect of business combinations	85	20	-	9	2	9	125
Additions	193	382	51	(99)	78	37	642
Disposals	(2)	(44)	(1)	-	(6)	(20)	(73)
Exit from consolidation	(9)	(21)	-	-	(1)	(2)	(33)
Translation differences	(40)	(92)	(26)	(24)	(3)	(2)	(187)
Balance as of December 31, 2021	1,107	7,664	1,465	664	1,073	518	12,491
Accumulated depreciation
Balance as of January 1, 2021	491	4,300	763	-	817	96	6,467
Depreciation	30	227	55	-	71	71	454
Reversal of impairment	-	(6)	-	-	-	-	(6)
Disposals	(5)	(34)	-	-	(4)	(19)	(62)
Exit from consolidation	(3)	(19)	-	-	-	-	(22)
Translation differences	(11)	(58)	(21)	-	(3)	(1)	(94)
Balance as of December 31, 2021	502	4,410	797	-	881	147	6,737

Depreciated balance as of December 31, 2021	605	3,254	668	664	192	371	5,754

(1) The additions are presented net of items for which construction has been completed and accordingly were reclassified to other categories in the “property, plant and equipment” section.

Land and buildings	Technical equipment and machinery	Dikes and evaporating ponds	Plants under construction (1)	Other	Right of use asset	Total
$ millions

Cost
Balance as of January 1, 2020	804	6,865	1,392	765	945	423	11,194
Additions	63	467	21	(24)	68	80	675
Disposals	(7)	(34)	-	-	(7)	(21)	(69)
Exit from consolidation	(14)	(5)	-	-	(6)	(1)	(26)
Translation differences	34	126	28	37	3	15	243
Balance as of December 31, 2020	880	7,419	1,441	778	1,003	496	12,017
Accumulated depreciation
Balance as of January 1, 2020	445	3,950	666	-	760	42	5,863
Depreciation	35	246	47	-	66	67	461
Disposals	(6)	(31)	-	-	(7)	(15)	(59)
Impairment	-	58	27	-	-	-	85
Exit from consolidation	(2)	(4)	-	-	(4)	-	(10)
Translation differences	19	81	23	-	2	2	127
Balance as of December 31, 2020	491	4,300	763	-	817	96	6,467

Depreciated balance as of December 31, 2020	389	3,119	678	778	186	400	5,550

(1) The additions are presented net of items for which construction has been completed and accordingly were reclassified to other categories in the “property, plant and equipment” section.

B.    Additional information

(1)    In accordance with the Company’s policy regarding the periodic examination of the estimated useful life of Property, Plant and Equipment, in 2021, the Company conducted an examination of the estimated remaining useful life of Property, Plant and Equipment at its facilities in Israel, which was based on the Company’s experience, level of maintenance and operation of the facilities over the years. According to the examination, it was found that following the increase in maintenance activity and the implementation of operational excellence processes, the life expectancy of certain Property, Plant and Equipment is higher than their previously estimated remaining useful life. Based on the assessment, the estimated useful life of the said assets was extended by 5-10 years, as of January 2021. The impact of this update is a reduction in depreciation expenses, of $51 million in earnings and a balance of $18 million as a change in inventory value.

(2)    In December 2021, the Company entered into an agreement with a third party for the sale of an asset located in the industrial area of Ashdod, Israel, for a consideration of about $16.5 million. As a result, the Company recognized a capital gain of $16 million as "other income" in its Statement of Income.